TRANSFERS OF FINANCIAL ASSETS (Certain Cash Flows Between the Company and the Third-party Holders of the Participating Interests) (Details) (Asia Pacific [Member], USD $)	12 Months Ended
Dec. 31, 2010
Tranfers of Financial Assets [Line Items]
Trade accounts receivable outstanding and derecognized from the consolidated balance sheet	$ 25,000,000
Trade accounts receivable outstanding in the consolidated balance sheet	281,000,000
Total accounts receivable in select Asia Pacific entities	306,000,000
Sale of participating interests	218,000,000
Collections reinvested in revolving receivables	195,000,000
Trade Accounts Receivable [Member]
Tranfers of Financial Assets [Line Items]
Derecognized Assets, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together, Net Credit Losses During Period	0
Derecognized Assets, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together, Delinquent Amount at End of Period	$ 0